Segmental reporting (Tables)	12 Months Ended
Oct. 31, 2021
Segmental reporting [Abstract]
Segmental Reporting
The segmental reporting is consistent with that used in internal management reporting and the profit measure used by the Operating Committee is Adjusted EBITDA.

		Year ended October 31, 2021	Year ended October 31, 2020	Year ended October 31, 2019
	Note	$m	$m	$m
Reconciliation to Adjusted EBITDA:
Loss before tax		(517.8)	(2,940.4)	(34.1)
Finance costs	6	253.9	281.6	282.4
Finance income	6	(1.7)	(2.6)	(26.6)
Depreciation of property, plant and equipment	12	33.7	42.0	66.5
Right-of-use asset depreciation	19	73.3	76.9	-
Amortization of intangible assets	11	956.4	674.1	716.5
Exceptional items (reported in Operating loss)	4	247.1	3,011.6	294.2
Share-based compensation charge	28	14.3	17.0	68.8
Product development intangible costs capitalized	11	(19.1)	(16.2)	(16.5)
Foreign exchange credit	3	0.1	29.7	11.3
Adjusted EBITDA		1,040.2	1,173.7	1,362.5